Shareholder Report, Average Annual Return (Details) 195130_Pacer S-P 500 Quality FCF Aristocrats ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer S&P 500 Quality FCF Aristocrats ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacer S&P 500 Quality FCF Aristocrats ETF NAV
Average Annual Return, Percent	18.92%
S&P 500 Quality FCF Aristocrats Index (USD) TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Quality FCF Aristocrats Index
Average Annual Return, Percent	19.15%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	22.76%